Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets	$ 598	$ 542	$ 518
Non-U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets	174	300	330
Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Fair value of plan assets		2	2
Non-U.S. | Level 3 | Real Estate.
Retirement-Related Benefits
Fair value of plan assets	174	298	328
Pension Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets, gross	43,070	45,128
Investments measured at net asset value using the NAV expedient	9,078	9,579
Other	(296)	(321)
Fair value of plan assets	51,852	54,386	51,784
Pension Plans | U.S. | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	2,023	2,714
Pension Plans | U.S. | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	133	105
Pension Plans | U.S. | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	21,751	21,375
Pension Plans | U.S. | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	16,844	18,759
Value of IBM securities included in plan assets	19
Pension Plans | U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	660	612
Pension Plans | U.S. | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	281	470
Pension Plans | U.S. | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	1,373	1,077
Pension Plans | U.S. | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	5	15
Pension Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	2,543	3,363
Fair value of plan assets	2,543	3,363
Pension Plans | U.S. | Level 1 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	2,023	2,714
Pension Plans | U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	133	105
Pension Plans | U.S. | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	281	470
Pension Plans | U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	104	76
Pension Plans | U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	3	(3)
Pension Plans | U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	39,930	41,222
Fair value of plan assets	39,930	41,222
Pension Plans | U.S. | Level 2 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | U.S. | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	21,751	21,375
Pension Plans | U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	16,246	18,217
Pension Plans | U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	660	612
Pension Plans | U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	1,269	1,001
Pension Plans | U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	3	18
Pension Plans | U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	598	542
Fair value of plan assets	598	542
Pension Plans | U.S. | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	598	542
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity Securities
Retirement-Related Benefits
Value of IBM securities included in plan assets	2	6
Pension Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets, gross	21,374	22,023
Investments measured at net asset value using the NAV expedient	18,652	20,321
Other	(47)	(37)
Fair value of plan assets	39,979	42,308	38,891
Pension Plans | Non-U.S. | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	485	466
Value of IBM securities included in plan assets	2	1
Pension Plans | Non-U.S. | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | Non-U.S. | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,900	9,601
Pension Plans | Non-U.S. | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	3,842	3,690
Value of IBM securities included in plan assets	4	5
Pension Plans | Non-U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	3	3
Pension Plans | Non-U.S. | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	5,662	6,378
Pension Plans | Non-U.S. | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	728	988
Pension Plans | Non-U.S. | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	174	298
Pension Plans | Non-U.S. | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	550	575
Pension Plans | Non-U.S. | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	30	21
Pension Plans | Non-U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	900	891
Fair value of plan assets	900	891
Pension Plans | Non-U.S. | Level 1 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	485	466
Pension Plans | Non-U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | Non-U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	324	337
Pension Plans | Non-U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	61	66
Pension Plans | Non-U.S. | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	30	21
Pension Plans | Non-U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	20,300	20,832
Fair value of plan assets	20,300	20,832
Pension Plans | Non-U.S. | Level 2 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross		0
Pension Plans | Non-U.S. | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,900	9,599
Pension Plans | Non-U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	3,842	3,690
Pension Plans | Non-U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	3	3
Pension Plans | Non-U.S. | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	5,662	6,378
Pension Plans | Non-U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	403	651
Pension Plans | Non-U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	489	510
Pension Plans | Non-U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	174	300
Fair value of plan assets	174	300
Pension Plans | Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross		2
Pension Plans | Non-U.S. | Level 3 | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	174	298
Nonpension Postretirement Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	8	15	3
Nonpension Postretirement Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets	8	15
Nonpension Postretirement Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets	31	40	$ 52
Nonpension Postretirement Plans | Non-U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets	$ 31	$ 40